GENERAL (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Subsidiary or Equity Method Investee [Line Items]
Revenues	$ 46,235	$ 40,459	$ 131,481	$ 111,072
ISRAEL
Subsidiary or Equity Method Investee [Line Items]
Revenues	$ 12,207		$ 36,339
TAT-Engineering [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership held	51.00%		51.00%